STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock Common Stock	Class A Common Stock	Class B Common Stock Common Stock	Additional paid-in capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 0		$ 0	$ 0	$ (834)	$ (834)
Balance at the beginning (in shares) at Dec. 31, 2020	0		0
STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Issuance of common stock to Sponsor			$ 863	24,137	0	25,000
Issuance of common stock to Sponsor (in shares)			8,625,000
Excess of cash received over fair value of private placement warrants				586,880	0	586,880
Forfeiture of common stock by Sponsor			$ (29)	29	0
Forfeiture of common stock by Sponsor(In Shares)			(287,500)
Remeasurement of carrying value to redemption value				(611,046)	(29,272,252)	(29,883,298)
Net income allocable				0	8,394,719	8,394,719
Balance at the end at Dec. 31, 2021	$ 0		$ 834	0	(20,878,367)	(20,877,533)
Balance at the end (in shares) at Dec. 31, 2021	0		8,337,500
STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Net income allocable			$ 704,339		3,521,693	3,521,693
Balance at the end at Mar. 31, 2022			$ 834		(17,356,674)	(17,355,840)
Balance at the end (in shares) at Mar. 31, 2022			8,337,500
Balance at the beginning at Dec. 31, 2021	$ 0		$ 834	0	(20,878,367)	(20,877,533)
Balance at the beginning (in shares) at Dec. 31, 2021	0		8,337,500
STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Remeasurement of carrying value to redemption value					(3,858,456)	(3,858,456)
Net income allocable				0	10,532,439	10,532,439
Balance at the end at Dec. 31, 2022	$ 0		$ 834	$ 0	(14,204,384)	(14,203,550)
Balance at the end (in shares) at Dec. 31, 2022	0		8,337,500
STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Conversion Of Shares From One Class To Other, Value	$ 826		$ (826)		0	826
Conversion Of Shares From One Class To Other, Shares	8,262,500		(8,262,500)
Remeasurement of carrying value to redemption value					(2,422,374)	(2,422,374)
Remeasurement of carrying value to redemption value		$ (18,244,148)
Excise tax payable					(3,211,601)	(3,211,601)
Net income allocable	$ 26,525		$ 53,771		179,408	179,408
Balance at the end at Mar. 31, 2023	$ 826		$ 8		$ (19,658,951)	$ (19,658,117)
Balance at the end (in shares) at Mar. 31, 2023	8,262,500		75,000